Sealed Air Acquisition	12 Months Ended
Dec. 31, 2010
Sealed Air Acquisition

21. Sealed Air Acquisition

On May 31, 2011, the Company, Sealed Air Corporation (“Sealed Air”) and Solution Acquisition Corp., a wholly-owned subsidiary of Sealed Air, entered into an Agreement and Plan of Merger (the “Merger Agreement”) under which Sealed Air acquired 100% of the common stock of the Company.

On October 3, 2011, pursuant to the terms of the Merger Agreement, Solution Acquisition Corp. was merged with and into the Company (the “Acquisition”), with the Company continuing as the surviving corporation and as a wholly owned subsidiary of Sealed Air. Pursuant to, and except as otherwise set forth in the Merger Agreement, as amended, each outstanding share of the common stock of the Company was converted into the right to receive approximately 0.294 of a share of common stock of Sealed Air and approximately $19.59 in cash, without interest. Also pursuant to the Merger Agreement, as amended, the Company issued 26,290 shares of series A preferred stock (“Preferred Stock Issuance”) to Sealed Air for cash consideration received in the amount of $262.9 million.

In connection with the Acquisition, the Company used the proceeds of the Preferred Stock Issuance, new indebtedness and other funds from Sealed Air to repay or defease substantially all its existing indebtedness, in the amount of approximately $1.5 billion (see Note 7). The Company also incurred additional transaction costs of $23.8 million primarily related to legal and advisory fees, and additional compensation expense of $125.3 million resulting from the reinstatement and/or acceleration of certain vesting benefits, pursuant to the Company’s stock-based compensation plans. Most of these costs were contingent upon the closing of the Acquisition and therefore were not recorded as of September 30, 2011.

The accompanying financial statements do not include any adjustments that may be necessary under purchase accounting, upon the consummation of the Acquisition, to reflect the impact of the transaction on the Company’s financial position, liquidity or financial commitments.